SIGNIFICANT ACCOUNTING POLICIES - New Accounting Pronouncements and Investments (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Net income (loss)	$ 2,153	$ 1,755	$ (648)
Retained earnings (accumulated deficit)	(9,825)	(8,413)
Accumulated other comprehensive income (loss)	$ 8,992	$ (1,303)